Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of the Operating expense

The following table sets forth the cost of revenues, sales and marketing expenses, research and development expenses, and general and administrative expenses allocated from YY for the year ended December 31, 2016. After the completion of the Carve-out, no costs and expenses were allocated from YY.

For the year ended December 31, 2016
RMB
Cost of revenues	132,852
Research and development expenses	64,380
General and administrative expenses	40,110
Sales and marketing expenses	3,952

Total	241,294

Schedule of Details of the Subsidiaries, VIEs and VIE's Subsidiaries

As of December 31, 2018, the Company’s principal subsidiaries and VIE are as follows:

Name	Place of incorporation	Date of incorporation	% of direct or indirect economic ownership	Principal activities
Wholly owned subsidiaries
Huya HK	Hong Kong	January 4, 2017	100%	Investment holding
Huya Technology	PRC	June 16, 2017	100%	Software development
HUYA PTE. LTD.	Singapore	July 23, 2018	100%	Internet value added services
VIE
Guangzhou Huya	PRC	August 10, 2016	100%	Internet value added services

Schedule of Assets, Liabilities, Results of Operations and Cash Flows of the VIE and its Subsidiaries

The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs taken as a whole, including the Predecessor Operations, which were included in the Group’s consolidated balance sheets and consolidated statements of comprehensive loss. Transactions between the VIEs and the Group’s subsidiaries are eliminated in the financial information presented below:

	As of December 31,	As of December 31,
	2017	2018
	RMB	RMB
Assets
Current assets
Cash and cash equivalents	399,945	668,531
Short-term deposits	150,000	100,000
Short-term investments	—	300,162
Accounts receivable, net	29,207	43,469
Amounts due from related parties	111,552	237,112
Prepayments and other current assets	62,547	195,381

Total current assets	753,251	1,544,655

Non-current assets
Deferred tax assets	—	30,945
Investments	10,299	219,827
Property and equipment, net	32,315	85,550
Intangible assets, net	5,620	51,979
Prepayments and other non-current assets	2,000	115,689

Total non-current assets	50,234	503,990

Total assets	803,485	2,048,645

Liabilities
Current liabilities
Accounts payable	5,796	9,221
Deferred revenue	243,419	469,378
Advances from customers	3,962	14,403
Accrued liabilities and other current liabilities	407,849	786,612
Amounts due to related parties	8,242	31,722

Total current liabilities	669,268	1,311,336

Non-current liabilities
Deferred revenue	45,024	80,734

Total non-current liabilities	45,024	80,734

Total liabilities	714,292	1,392,070

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Net revenues	796,904	2,177,587	4,659,245
Net (loss) income	(580,639)	(74,390)	406,803

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Net cash (used in) provided by operating activities	(375,463)	237,654	601,022
Net cash used in investing activities	(96,135)	(110,809)	(516,902)
Net cash provided by (used in) financing activities	522,773	266,913	(3,647)